PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS (Components of Expense, Domestic Plans) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Components of expense:
Defined benefit plan, service cost	$ 64
Defined benefit plan, interest cost	797	$ 886	$ 1,164
Expected return on plan assets	(1,041)	(951)	(1,159)
Amortization of prior-service costs	68	67	79
Recognized net actuarial loss	447	343	403
Recognized settlement loss		640
Net periodic (benefit)/cost	$ 335	$ 985	$ 487